Incentive Programs - (Details)	6 Months Ended
	Jun. 30, 2024 EquityInstruments D	Jun. 30, 2023 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total Outstanding	5,701,470	4,895,205
Share Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding	100,975	100,975
Share Awards Outstanding	100,975	100,975
Board LTIP 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding	22,882	22,882
Share Awards Outstanding	22,882	22,882
Total Outstanding	22,882	22,882
Board LTIP 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding	37,136	37,136
Share Awards Outstanding	37,136	37,136
Total Outstanding	37,136	37,136
Board LTIP 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding	40,957	40,957
Share Awards Outstanding	40,957	40,957
Total Outstanding	40,957	40,957
ESOP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options Outstanding	535,166	1,364,730
Total Outstanding	535,166	1,364,730
ESOP 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Trading days | D	10
Percentage of weighted average share price	115.00%
Options Outstanding	1,386,163	1,468,500
Total Outstanding	1,386,163	1,468,500
ESOP 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options Outstanding	1,814,166	1,961,000
Total Outstanding	1,814,166	1,961,000
ESOP 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options Outstanding	1,865,000
Total Outstanding	1,865,000
Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options Outstanding	5,600,495	4,794,230